CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Interest and dividend income:
Loans, including fees		$ 54,821	$ 42,273
Securities:
Taxable		3,678	3,340
Tax exempt		162	180
Dividends		324	316
Interest-bearing deposits with banks		2,870	1,493
Other interest		10	14
Total interest and dividend income		61,865	47,616
Interest expense:
Deposits		14,174	2,130
Other borrowed funds		1,067	412
Subordinated debentures		597	296
Total interest expense		15,838	2,838
Net interest income		46,027	44,778
Provision for (recovery of) credit losses		2,090	(32)
Net interest income after provision for (recovery of) credit losses		43,937	44,810
Noninterest income:
Service charges on deposit accounts		2,700	2,443
Trust fees		326	325
Income from bank owned life insurance and annuity assets		860	883
Mortgage banking income		175	697
Electronic refund check / deposit fees		675	675
Debit / credit card interchange income		4,860	4,862
Loss on sale of securities		(23)	(1,537)
Tax preparation fees		669	743
Other		2,387	1,071
Total noninterest income		12,629	10,162
Noninterest expense:
Salaries and employee benefits		23,391	21,615
Occupancy		1,903	1,910
Furniture and equipment		1,321	1,170
Professional fees		1,656	1,609
Marketing expense		1,010	1,428
FDIC insurance		569	335
Data processing		2,809	2,761
Software		2,649	2,197
Foreclosed assets		15	63
Amortization of intangibles		21	35
Other		6,024	5,917
Total noninterest expense		41,368	39,040
Income before income taxes		15,198	15,932
Provision for income taxes	[1]	2,567	2,594
NET INCOME		$ 12,631	$ 13,338
Earnings per share (in dollars per share)		$ 2.65	$ 2.8

[1]	Effective income tax rate was 16.9% for 2023 and 16.3% for 2022